Acquisition of AGRL (Details Textual) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2011 Agrl [Member]	Dec. 31, 2010 Spring Fortune [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Incentive Fee, Amount Paid						$ 58,000,000	$ 49,500,000	$ 78,000,000	$ 65,000,000
Incentive Fee Amount Paid Two						82,500,000	75,000,000	94,000,000	78,000,000
Incentive Shares Received				2,573,000
Common Stock Incentive Shares Received	530,000	530,000
Performance Fees		65,000,000
Common Stock Performance Shares Received		2,573,000
Retained Earnings	145,828,260		145,661,185	421
Stock Issued During Period, Shares, Acquisitions					4,210,000
Incentive Target After Tax Income		78,000,000
Additional Paid in Capital	$ 17,977,151